Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property And Equipment, Net [Abstract]
Depreciation expense	$ 503,687	$ 528,919	$ 441,355
Loss from disposal of fixed assets	$ 114	$ 983	$ 1,559